Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 13,245	$ 109,436
Investing activities
Additions to newbuildings, vessels and equipment	(203,243)	(454,031)
Purchase of shares	0	(46,100)
Finance lease payments received	2,471	4,766
Proceeds from sale of shares	17,757	21,739
Net cash used in investing activities	(183,015)	(473,626)
Financing activities
Proceeds from issuance of debt	243,236	420,138
Repayment of long-term debt	(54,002)	(36,357)
Repayment of capital leases	(6,163)	(25,798)
Payments of Financing Costs	0	(1,818)
Dividends paid	(386)	(51,400)
Lease termination payments	0	(14,218)
Net cash provided by financing activities	182,685	290,547
Net change in cash and cash equivalents and restricted cash	12,915	(73,643)
Cash and cash equivalents and restricted cash at start of period	104,886	203,079
Cash and cash equivalents and restricted cash at end of period	$ 117,801	$ 129,436